Commitments And Contingent Liabilities (Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2014	¥ 77,307
Fiscal year ending March 31, 2015	64,904
Fiscal year ending March 31, 2016	56,692
Fiscal year ending March 31, 2017	52,653
Fiscal year ending March 31, 2018	49,154
Fiscal year ending March 31, 2019 and thereafter	370,462
Total minimum lease payment	671,172
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2014	9,753
Fiscal year ending March 31, 2015	6,675
Fiscal year ending March 31, 2016	3,666
Fiscal year ending March 31, 2017	2,345
Fiscal year ending March 31, 2018	978
Fiscal year ending March 31, 2019 and thereafter	5,027
Total minimum lease payment	28,444
Amount representing interest	(2,805)
Present value of minimum lease payments	¥ 25,639